Pensions and Other Post-employment Benefit Obligations - Summary of Actuarial Assumptions (Detail)	Dec. 31, 2018	Dec. 31, 2017
Switzerland [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate of increase in salaries	1.50%	1.50%
Discount rate	0.80%	0.65%
United States [member] | Hourly pension [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate of increase in salaries	2.20%	2.20%
United States [member] | Salaried pension [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate of increase in salaries	3.80%	3.80%
Discount rate	4.45%	3.80%
United States [member] | Other post employment benefit [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate of increase in salaries	3.80%	3.80%
United States [member] | Other benefits [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate of increase in salaries	3.80%	3.80%
France [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate of increase in pension	2.00%	2.00%
France [member] | Retirements [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	1.65%	1.50%
France [member] | Other benefits [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	1.35%	1.20%
Germany [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate of increase in salaries	2.75%	2.75%
Rate of increase in pension	1.70%	1.70%
Discount rate	1.70%	1.60%
Bottom of range [member] | United States [member] | Hourly pension [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	4.40%	3.70%
Bottom of range [member] | United States [member] | Other post employment benefit [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	4.40%	3.70%
Bottom of range [member] | United States [member] | Other benefits [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	4.25%	3.60%
Bottom of range [member] | France [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate of increase in salaries	1.50%	1.50%
Top of range [member] | United States [member] | Hourly pension [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	4.45%	3.75%
Top of range [member] | United States [member] | Other post employment benefit [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	4.55%	3.85%
Top of range [member] | United States [member] | Other benefits [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	4.40%	3.70%
Top of range [member] | France [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate of increase in salaries	2.50%	1.75%